Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Finished goods	$ 81,564	$ 58,784
Work-in-process	7,562	4,360
Raw materials	104,928	66,003
Total inventory	$ 194,054	$ 129,147